Provisions	12 Months Ended
Dec. 31, 2017
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Provisions

NOTE 21—PROVISIONS

Provisions increased by 133 million euros compared to December 31, 2016. The figure breaks down as follows:

	As of December 31, 2016	Increase	Used through income statement	Used directly	Exchange differences and other changes	As of December 31, 2017
	(millions of euros)
Provision for taxation and tax risks	119	18		(31)	(13)	93
Provision for restoration costs	326	28		(4)		350
Provision for legal disputes	457	260	(1)	(107)	(4)	605
Provision for commercial risks	46	6		(18)	(6)	28
Provision for risks and charges on investments and corporate-related transactions	28		(2)		6	32
Other provisions	8	8	(1)	(4)	(2)	9

Total	984	320	(4)	(164)	(19)	1,117

Of which:
Non-current portion	830					825
Current portion	154					292

The non-current portion of provisions for risks and charges mainly related to the provision for restoration costs and a portion of the provision for legal disputes. More specifically, in accordance with accounting policies, the total amount of the provision for restoration costs is calculated by re-measuring the amounts for which a probable outlay is envisaged, based on the estimated inflation rates for the individual due dates, and subsequently discounted to the reporting date based on the average cost of debt, taking into account cash outflow forecasts.

The Provision for taxation and tax risks fell by 26 million euros compared to December 31, 2016 due to draw downs by the Brazil Business Unit (16 million euros) and the Parent TIM S.p.A. (10 million euros).

The Provision for restoration costs related to the provision for the estimated cost of dismantling tangible assets (in particular: batteries, wooden poles and equipment) and for the restoration of the sites used for mobile telephony by companies belonging to the Domestic Business Unit (344 million euros) and to the Brazil Business Unit (6 million euros).

The Provision for legal disputes included the provision for litigation with employees, social security entities, regulatory authorities and other counterparties.

The figure at December 31, 2017 included 518 million euros for the Domestic Business Unit and 87 million euros for the Brazil Business Unit. Draw downs mainly consisted of 79 million euros for the Brazil Business Unit and 28 million euros for the Domestic Business Unit and were essentially related to settlement agreements reached.

The Provision for commercial risks fell by 18 million euros compared to December 31, 2016 and related to companies belonging to the Domestic Business Unit.

The Provision for risks and charges on investments and corporate-related transactions remained essentially unchanged compared to the previous year and related to the Domestic Business Unit.

Other provisions showed no change compared to December 31, 2016 and included 7 million euros in relation to companies belonging to the Domestic Business Unit.